Quarterly Data (Unaudited)	12 Months Ended
Jul. 31, 2015
Quarterly Data
Quarterly data (unaudited)

The following summarized unaudited quarterly data includes all adjustments (consisting only of normal recurring adjustments, with the exception of those items indicated below), which Ferrellgas, L.P. considers necessary for a fair presentation. Due to the seasonality of the propane distribution business, first and fourth quarter Revenues, gross margin from propane and other gas liquids sales and Net earnings are consistently less than the second and third quarter results. Other factors affecting the results of operations include competitive conditions, demand for product, timing of acquisitions, variations in the weather and fluctuations in propane prices.

For the year ended July 31, 2015	First quarter	Second quarter	Third quarter	Fourth quarter
Revenues	$443,355	$665,973	$532,551	$382,511
Gross margin from propane and other gas liquids sales (a)	129,547	230,175	191,983	128,087
Gross margin from midstream operations (b)	$5,948	$4,934	$3,416	$16,301
Net earnings (loss)	$(29,137)	$90,409	$40,404	$(55,249)

For the year ended July 31, 2014	First quarter	Second quarter	Third quarter	Fourth quarter
Revenues	$415,030	$869,683	$722,117	$399,030
Gross margin from propane and other gas liquids sales (a)	123,469	237,940	202,861	126,685
Gross margin from midstream operations (b)	$—	$—	$—	$5,465
Net earnings (loss)	$(21,138)	$65,171	$50,053	$(44,179)

(a)	Gross margin from “Propane and other gas liquids sales” represents “Revenues - propane and other gas liquids sales” less “Cost of sales – propane and other gas liquids sales.”

(b)	Gross margin from "Midstream operations" represents "Revenues - midstream operations" less "Cost of sales - midstream operations."